Retirement Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension cost	4.50%	4.10%	5.00%
Benefit obligation at year end	4.30%	4.50%	4.10%
Expected return on assets	7.50%	7.50%	8.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension cost	5.10%	5.10%	6.30%
Benefit obligation at year end	3.70%	5.10%	5.10%
Expected return on assets	5.65%	5.58%	5.83%
Average rate of increase in salaries - pension cost	3.80%	3.90%	3.90%
Average rate of increase in salaries - benefit obligation at year end	2.70%	3.80%	3.90%
UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Pension cost	4.40%	4.00%	4.70%
Benefit obligation at year end	4.10%	4.40%	4.00%
Black Lung and Other Plans
Defined Benefit Plan Disclosure [Line Items]
Pension cost	4.20%	3.70%	4.40%
Benefit obligation at year end	3.90%	4.20%	3.70%
Retirement benefits other than pension
Defined Benefit Plan Disclosure [Line Items]
Pension cost	4.40%	4.10%	4.70%
Benefit obligation at year end	4.20%	4.40%	4.10%
Expected return on assets	8.25%	8.25%	8.25%